Post-Employment Obligation - Summary of Sensitivity Analysis of the Effects of Changes in the Principal Actuarial Assumptions Used to Determine the Defined-benefit Obligation (Detail) R$ in Millions	Dec. 31, 2018 BRL (R$)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	R$ 260
Increase of one year in the mortality table	(263)
Reduction of 1% in the discount rate	1,595
Pension plans and retirement supplement plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	229
Increase of one year in the mortality table	(233)
Reduction of 1% in the discount rate	1,183
Health plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	45
Increase of one year in the mortality table	(45)
Reduction of 1% in the discount rate	327
Dental plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	1
Increase of one year in the mortality table	(1)
Reduction of 1% in the discount rate	7
Life insurance [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	(15)
Increase of one year in the mortality table	16
Reduction of 1% in the discount rate	R$ 78